Shareholder Report, Average Annual Return (Details) LMA4800_Franklin Global Equity Fund_Class IS_TSR Annual {Class IS}	12 Months Ended	60 Months Ended	75 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Class IS
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IS
Average Annual Return, Percent	24.38%	18.26%	15.98%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Average Annual Return, Percent	22.64%	14.61%	13.34%
MSCI World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index-NR
Average Annual Return, Percent	22.02%	15.58%	13.98%